CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 14,885	$ 16,242
Other financial assets	32,519	30,033
Accounts receivable and other	33,199	33,509
Inventory	9,431	8,849
Assets classified as held for sale	15,394	12,780
Equity accounted investments	87,682	79,881
Investment properties	84,239	85,613
Property, plant and equipment	164,923	165,992
Intangible assets	37,156	38,496
Goodwill	41,928	43,355
Deferred income tax assets	4,159	4,221
Total assets	525,515	518,971
Liabilities and Equity
Corporate Borrowings	14,711	14,301
Accounts payable and other	54,488	56,457
Liabilities associated with assets classified as held for sale	9,218	5,891
Non-recourse borrowings of managed entities	250,271	245,311
Deferred income tax liabilities	26,260	27,009
Subsidiary equity obligations	3,931	3,808
Equity [abstract]
Equity	166,636	166,194
Total liabilities and equity	$ 525,515	518,971
Document Fiscal Year Focus	2026
Non-controlling interests
Equity [abstract]
Equity	$ 120,065	118,308
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,088	4,090
Common shares | Common equity
Equity [abstract]
Equity	$ 42,483	$ 43,796